Income Taxes (Schedule of Unrecognized Tax Benefits Balance Sheet Location) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 82.0	$ 100.1	$ 165.5	$ 168.4
Accrued and Other Current Liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	6.5	23.4
Other Income Tax Liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	70.7	76.7
Parent Company Investment
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 4.8	$ 0